Net Income (Loss) per Share (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic and Diluted Net Income Loss Per Common Share [Abstract]
Net income (loss) (in Dollars)	$ (57,429)	$ 36,262	$ 30,426
Basic earnings per share
Basic weighted average shares outstanding	373,067	366,651	363,326
Basic earnings (loss) per share (in Dollars per share)	$ (0.15)	$ 0.1	$ 0.08
Diluted earnings per share
Basic weighted average shares outstanding	373,067	366,651	363,326
Dilutive effect of stock options		65,599	21,687
Diluted weighted average shares outstanding	373,067	432,250	385,013
Diluted earnings (loss) per share (in Dollars per share)	$ (0.15)	$ 0.08	$ 0.08